Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 19,288	$ 27,200
Available-for-sale Securities, Gross Unrealized Gains	127	213
Available-for-sale Securities, Gross Unrealized Losses	(67)	(849)
Available-for-sale securities, Fair Value	19,348	26,564
Held-to-maturity Securities, Amortized Cost	450	955
Held-to-maturity Securities, Fair Value	451
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	14,443	21,000
Available-for-sale Securities, Gross Unrealized Gains	4	0
Available-for-sale Securities, Gross Unrealized Losses	(67)	(849)
Available-for-sale securities, Fair Value	14,380	20,151
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	4,841	6,196
Available-for-sale Securities, Gross Unrealized Gains	105	191
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale securities, Fair Value	4,946	6,387
Held-to-maturity Securities, Amortized Cost	450	955
Held-to-maturity Securities, Gross Unrealized Gains	1	15
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-maturity Securities, Fair Value	451	970
Equity securities
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	4	4
Available-for-sale Securities, Gross Unrealized Gains	18	22
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale securities, Fair Value	$ 22	$ 26